Goodwill - Components of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015
Costs:
Beginning balance	$ 11,194	$ 3,692
Exchange differences	(649)	(38)
Ending balance	10,545	11,194
Accumulated goodwill impairment loss:
Beginning balance	0	0
Ending balance	0	0
Goodwill, net	$ 10,545	11,194
Qingdao Alice Kindergarten [Member]
Costs:
Acquisition		$ 7,540